CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 3,471	$ 130,966	$ 59,800	$ 247,313
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,608	53,487	111,192	109,868
Accrued interest
Amortization				2,802
Change in allowance for doubtful accounts			75,316	22,236
Loss on disposal of assets			7,151
Gain on retirement of note payable			(11,638)
Contribution of tax effect of C-Corp conversion				105,659
Stock issued for services	28,438		48,000	2,880
Changes in operating assets and liabilities:
Accounts receivable	28,066	145,802	57,648	(359,260)
Inventory	(68,659)	(29,593)	(265,738)	(479,945)
Investments in marketable securities			(75)
Other assets	(25)	(37,061)	885	(885)
Deferred tax asset			12,862	62,663
Accounts payable and accrued interest payable	(39,530)	(243,690)	(83,807)	403,955
Other liabilities	73,292	23,808	7,825	(17,152)
Net cash provided by operating activities	80,661	43,719	19,421	100,134
Cash flows from investing activities
Purchase of fixed assets			(69,697)	(21,233)
Disposal of fixed assets			22,850
Net cash used in investing activities			(46,847)	(21,233)
Cash flows from financing activities
Net proceeds (paydown) from bank line of credit	(5,000)	(20,000)		50,000
Payments on notes payable	(60,368)	(70,010)	(355,087)	(138,290)
Proceeds from notes payable			265,365
Net loan (paid)/received - related party	(20,155)	(49,889)	(40,050)	(7,691)
Repayments on employee advances				21,018
Advances to employees	(2,600)		(31,201)
Stock issued for cash		239,212	274,212
Distribution to stockholder				(45,000)
Net cash provided by (in) by financing activities	(88,123)	99,313	113,239	(119,963)
Net change in cash and cash equivalent	(7,462)	143,032	85,813	(41,062)
Cash and cash equivalent at the beginning of period	115,489	29,676	29,676	70,738
Cash and cash equivalent at the end of period	108,027	172,708	115,489	29,676
Supplemental disclosures of cash flow Information:
Cash paid for interest	61,827	55,271	112,112	70,660
Cash paid for taxes	750	750	2,485	6,045
Supplemental non-cash investing and financing activities:
Subscription receivable				672,715
Contribution of property			672,715
Stock issued for services			$ 48,000	$ 2,880